Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 02, 2016
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

Fair Value Measurements Using
Inputs
	January 3, 2015	Level 1	Level 2	Level 3

Money market funds included in cash equivalents	$ 4,833	$ 4,833	$ -	$ -

Fair Value Measurements Using
Inputs
	January 2, 2016	Level 1	Level 2	Level 3

Money market funds included in cash equivalents	$ 14,460	$ 14,460	$ -	$ -